Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	PURISIMA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001019946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
The Purisima Total Return Fund (Prospectus Summary) | The Purisima Total Return Fund | The Purisima Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURIX
The Purisima All-Purpose Fund (Prospectus Summary) | The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PURLX